Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.8%
Abacus Property Group	100,673	$166,754
Accent Group Ltd.	75,680	58,466
Ansell Ltd.	33,626	628,527
Austal Ltd.(a)	77,658	170,831
Australian Pharmaceutical Industries Ltd.	96,240	73,720
Aventus Group.	60,417	67,639
Beach Energy Ltd.	420,371	418,330
Bravura Solutions Ltd.	59,985	190,863
BWP Trust	126,964	293,425
Cedar Woods Properties Ltd.	15,574	43,334
Centuria Industrial REIT	43,995	76,329
Charter Hall Group	115,634	579,148
Charter Hall Retail REIT	85,312	177,056
Charter Hall Social Infrastructure REIT	66,957	106,962
Clinuvel Pharmaceuticals Ltd.(b)	9,030	130,240
Collins Foods Ltd.	27,267	131,389
Credit Corp. Group Ltd.	13,032	141,205
Cromwell Property Group	381,883	196,265
CSR Ltd.	123,891	302,546
Dicker Data Ltd.	12,169	56,008
Estia Health Ltd.	62,823	61,901
G8 Education Ltd.	117,347	67,608
GDI Property Group	133,395	91,264
Genworth Mortgage Insurance Australia Ltd.	51,096	71,254
Growthpoint Properties Australia Ltd.	65,790	133,095
GWA Group Ltd.	46,399	84,145
HT&E Ltd.	61,189	45,268
Infigen Energy	225,707	87,184
Ingenia Communities Group(a)	57,974	140,056
Integrated Research Ltd.	27,230	56,157
IPH Ltd.	50,268	243,537
Jumbo Interactive Ltd.	10,062	80,237
Jupiter Mines Ltd.	344,645	60,923
Lovisa Holdings Ltd.	14,276	69,912
McMillan Shakespeare Ltd.	16,168	70,603
Metcash Ltd.	222,525	362,761
Mount Gibson Iron Ltd.	104,194	43,317
Myer Holdings Ltd.(b)(c)	183,484	24,025
Nanosonics Ltd.(c)	63,769	288,489
Navigator Global Investments Ltd.	34,486	29,351
Netwealth Group Ltd.	23,736	117,948
Northern Star Resources Ltd.	158,473	1,326,992
Pendal Group Ltd.	8,525	30,809
Perenti Global Ltd.	103,333	61,563
Perpetual Ltd.	11,352	223,708
Perseus Mining Ltd.(c)	285,047	180,089
PolyNovo Ltd.(c)	138,890	197,321
Pro Medicus Ltd.	10,105	173,068
Ramelius Resources Ltd.	162,884	143,431
Regis Healthcare Ltd.	33,153	32,558
Regis Resources Ltd.	127,075	374,382
Sandfire Resources Ltd.	44,507	131,416
Saracen Mineral Holdings Ltd.(c)	194,594	552,919
Service Stream Ltd.	82,431	106,046
Shopping Centres Australasia Property Group	226,266	330,344
Sigma Healthcare Ltd.	246,014	97,445
St. Barbara Ltd.	171,928	291,534
Super Retail Group Ltd.	34,013	141,404

Security	Shares	Value

Australia (continued)
Tassal Group Ltd.	46,580	$114,970
Technology One Ltd.	62,995	391,807
Village Roadshow Ltd.	28,259	41,813
Virtus Health Ltd.	18,244	36,669
Viva Energy REIT	121,690	192,006
Western Areas Ltd.	65,274	93,162
Westgold Resources Ltd.(c)	81,528	109,955
Whitehaven Coal Ltd.	180,036	214,523

		11,828,006

Belgium — 3.7%
AGFA-Gevaert NV(c)	40,217	159,240
Barco NV	2,250	359,806
Befimmo SA	5,582	249,144
Bekaert SA	8,772	186,010
bpost SA	24,768	172,943
D’ieteren SA/NV	6,149	307,116
Gimv NV	5,000	274,373
Intervest Offices & Warehouses NV	4,558	112,828
Montea CVA(c)	2,810	247,147
Orange Belgium SA	7,836	130,286
Recticel SA	9,245	69,465
Sioen Industries NV	1,378	28,904
Sofina SA	3,827	901,218
Van de Velde NV	1,440	36,434
Warehouses De Pauw CVA	30,161	825,883

		4,060,797

Canada — 8.3%
AGF Management Ltd., Class B, NVS	18,750	58,047
Alacer Gold Corp.(c)	73,536	378,017
Alaris Royalty Corp.(b)	9,073	66,237
Allied Properties REIT	12,326	395,440
Altus Group Ltd.	10,026	303,389
Artis REIT	16,469	103,632
Badger Daylighting Ltd.	8,858	192,919
Canaccord Genuity Group Inc.(b)	25,373	98,463
Canfor Pulp Products Inc.	7,138	35,666
Celestica Inc.(c)	27,873	174,388
Centerra Gold Inc.	53,759	430,784
China Gold International Resources Corp. Ltd.(c)	72,631	35,559
Cogeco Communications Inc.	4,092	303,184
Cogeco Inc.	1,419	87,667
Computer Modelling Group Ltd.	20,694	69,727
Corby Spirit and Wine Ltd.	2,945	34,540
Corus Entertainment Inc., Class B, NVS	49,665	113,350
Descartes Systems Group Inc. (The)(c)	19,651	827,805
Dream Industrial REIT(b)	14,214	104,178
Dream Office REIT	6,715	105,007
Dundee Precious Metals Inc.	34,572	161,541
Enerplus Corp.	56,208	151,755
Enghouse Systems Ltd.	10,105	379,406
Equitable Group Inc.	2,928	143,349
ERO Copper Corp.(b)(c)	15,695	179,894
Evertz Technologies Ltd.	6,751	73,296
Exco Technologies Ltd.	5,258	24,682
Frontera Energy Corp.	17,028	54,801
Genworth MI Canada Inc.	9,902	244,672
goeasy Ltd.	2,752	88,091
Granite REIT	6,106	279,594
Home Capital Group Inc.(c)	14,233	190,907

1

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
InterRent REIT	13,512	$141,351
Killam Apartment REIT	12,351	148,769
Labrador Iron Ore Royalty Corp.	15,191	215,897
Magellan Aerospace Corp.	3,789	17,486
Major Drilling Group International Inc.(c)	20,769	53,083
Martinrea International Inc.	20,429	123,696
Minto Apartment Real Estate Investment Trust	3,784	56,204
Morguard North American REIT	3,827	40,779
Morguard REIT	5,866	24,453
Neo Performance Materials Inc.	2,927	15,637
North West Co. Inc. (The)	11,911	225,537
OceanaGold Corp.	153,285	233,964
Parex Resources Inc.(c)	35,098	385,612
Real Matters Inc.(c)	19,608	225,310
Rogers Sugar Inc.	24,691	83,195
SEMAFO Inc.(b)(c)	81,915	206,417
Silvercorp Metals Inc.	41,195	154,820
Sprott Inc.	43,516	106,836
Teranga Gold Corp.(c)	21,156	146,833
Transat AT Inc.(b)(c)	8,041	58,472
Transcontinental Inc., Class A	17,720	160,876
Wajax Corp.	5,504	34,436
Wesdome Gold Mines Ltd.(c)	34,142	262,035
Westshore Terminals Investment Corp.	11,438	122,866

		9,134,551

China — 0.1%
O-Net Technologies Group Ltd.	86,000	52,089
TK Group Holdings Ltd.	88,000	26,928

		79,017

Denmark — 0.4%
Matas A/S	8,815	59,602
NNIT A/S(d)	3,274	56,148
Per Aarsleff Holding A/S	4,653	135,956
Scandinavian Tobacco Group A/S(d)	15,695	180,902

		432,608

Finland — 0.5%
Rovio Entertainment OYJ(b)(d)	11,796	70,609
Sanoma OYJ	17,888	161,836
TietoEVRY OYJ(b)	13,760	335,186

		567,631

France — 2.2%
ABC arbitrage	8,264	56,482
AKWEL	2,365	29,479
Albioma SA	6,838	226,937
Aubay	1,784	46,603
Beneteau SA	8,944	56,868
Boiron SA	1,218	44,825
Bonduelle SCA	3,421	74,940
Cie. des Alpes	2,674	50,142
Coface SA(c)	23,091	135,563
Derichebourg SA	23,567	66,339
Gaztransport Et Technigaz SA	5,516	399,959
GL Events	2,494	29,884
Groupe Crit	605	33,530
Groupe Guillin	1,807	32,578
Guerbet	1,387	43,828
IPSOS	9,209	177,524
LNA Sante SA	1,300	57,667
Mersen SA	4,061	89,183

Security	Shares	Value

France (continued)
Metropole Television SA	6,149	$68,428
Quadient	8,689	119,915
Societe BIC SA	6,192	309,806
Television Francaise 1	10,191	49,917
Vilmorin & Cie SA	1,596	63,806
Virbac SA(c)	1,032	203,463

		2,467,666

Germany — 3.3%
ADVA Optical Networking SE(c)	10,578	69,169
alstria office REIT AG	36,894	552,404
Amadeus Fire AG	1,346	138,582
bet-at-home.com AG	821	35,565
Borussia Dortmund GmbH & Co. KGaA	15,352	108,037
CANCOM SE	7,806	397,742
Cewe Stiftung & Co. KGaA	1,347	139,865
Corestate Capital Holding SA(b)	3,139	64,740
CropEnergies AG	6,665	52,707
Datagroup SE(b)	946	56,056
Dermapharm Holding SE	3,311	156,830
Deutz AG	29,075	111,906
Draegerwerk AG & Co. KGaA(b)	860	60,097
Eckert & Ziegler Strahlen- und Medizintechnik AG	946	136,461
Elmos Semiconductor AG	2,631	52,447
ElringKlinger AG(b)(c)	6,579	35,850
Hamburger Hafen und Logistik AG	6,287	102,466
Hornbach Baumarkt AG	1,720	37,038
Hornbach Holding AG & Co. KGaA	2,498	142,275
Kloeckner & Co. SE	16,942	69,216
Koenig & Bauer AG(b)	3,440	70,760
Siltronic AG	5,160	442,984
STRATEC SE	1,209	114,280
Takkt AG	7,826	63,689
Varta AG(b)(c)	3,423	283,815
VERBIO Vereinigte BioEnergie AG	6,074	55,352
Wuestenrot & Wuerttembergische AG	6,235	110,087

		3,660,420

Hong Kong — 3.6%
Cafe de Coral Holdings Ltd.	86,000	173,270
Champion REIT	516,000	297,592
Chow Sang Sang Holdings International Ltd.	76,000	75,413
CITIC Telecom International Holdings Ltd.	344,000	124,321
Comba Telecom Systems Holdings Ltd.	344,000	137,317
CSI Properties Ltd.	1,310,000	44,539
Dah Sing Financial Holdings Ltd.	34,400	110,460
Emperor International Holdings Ltd.	262,000	46,848
Fairwood Holdings Ltd.(b)	22,500	52,642
Far East Consortium International Ltd.	258,000	89,343
Giordano International Ltd.	344,000	67,142
Hang Lung Group Ltd.	215,000	476,493
Hysan Development Co. Ltd.	146,000	474,327
IT Ltd.	88,000	14,627
Johnson Electric Holdings Ltd.	86,000	141,865
K Wah International Holdings Ltd.	301,000	135,313
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	194,000	32,491
NewOcean Energy Holdings Ltd.(c)	186,000	25,295
Nissin Foods Co. Ltd.	86,000	69,200
Prosperity REIT	302,000	94,692
Regal Hotels International Holdings Ltd.	88,000	36,014

2

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Shun Tak Holdings Ltd.	344,000	$117,824
SITC International Holdings Co. Ltd.	344,000	333,112
Sun Hung Kai & Co. Ltd.	120,000	48,203
Sunlight REIT	301,000	151,232
Texwinca Holdings Ltd.	172,000	28,373
United Laboratories International Holdings Ltd. (The)	172,000	145,980
VSTECS Holdings Ltd.	180,000	81,598
VTech Holdings Ltd.	43,000	316,489

		3,942,015

Ireland — 0.3%
Hibernia REIT PLC	162,067	209,464
Irish Residential Properties REIT PLC	90,777	128,063

		337,527

Israel — 0.7%
Blue Square Real Estate Ltd.	1,333	61,640
Equital Ltd.(c)	1	19
Mehadrin Ltd.(c)	0	11
Menora Mivtachim Holdings Ltd.	5,891	79,431
Naphtha Israel Petroleum Corp. Ltd.(c)	7,783	40,587
Phoenix Holdings Ltd. (The)	18,018	95,206
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,247	81,734
REIT 1 Ltd.	47,301	237,125
Summit Real Estate Holdings Ltd.	9,460	119,378

		715,131

Italy — 2.6%
Ascopiave SpA	21,246	77,491
ASTM SpA	8,711	169,832
Cairo Communication SpA	16,813	30,348
DeA Capital SpA	24,995	35,481
DiaSorin SpA	5,766	980,797
doValue SpA(d)	9,933	73,329
El.En. SpA	2,752	57,392
Enav SpA(d)	66,938	299,867
Falck Renewables SpA	28,644	140,743
Iren SpA	143,583	353,849
La Doria SpA	2,936	31,097
RAI Way SpA(d)	23,005	123,719
Sesa SpA	1,985	105,556
Tinexta SpA	4,687	62,323
Unipol Gruppo SpA	103,888	357,751

		2,899,575

Japan — 24.9%
Adastria Co. Ltd.	5,200	73,914
Aichi Corp.	7,300	49,424
Aichi Steel Corp.	4,300	116,613
Aisan Industry Co. Ltd.	8,600	45,680
Anest Iwata Corp.	8,600	67,314
Arcland Sakamoto Co. Ltd.	9,000	87,109
Arcs Co. Ltd.	8,600	163,017
Argo Graphics Inc.	4,300	137,121
Asahi Co. Ltd.	4,300	52,033
Asahi Diamond Industrial Co. Ltd.	13,100	59,170
ASKA Pharmaceutical Co. Ltd.	4,400	45,878
Axial Retailing Inc.	4,300	164,263
Bando Chemical Industries Ltd.	8,700	52,313
Belc Co. Ltd.	3,500	206,527
BML Inc.	4,300	111,868
Broadleaf Co. Ltd.	21,900	102,603
Bunka Shutter Co. Ltd.	17,200	126,746

Security	Shares	Value

Japan (continued)
C.I. Takiron Corp.	7,300	$40,140
Canon Electronics Inc.	4,300	64,016
Capcom Co. Ltd.	21,500	662,482
Cawachi Ltd.	4,000	95,086
Chiyoda Integre Co. Ltd.	4,300	71,094
Chori Co. Ltd.	4,500	71,202
Chubu Shiryo Co. Ltd.	4,400	68,262
Citizen Watch Co. Ltd.	73,100	261,816
CMK Corp.(c)	13,100	51,329
Computer Engineering & Consulting Ltd.	4,500	70,150
CONEXIO Corp.	4,500	61,439
Corona Corp.	9,000	80,460
Cybozu Inc.	4,300	84,203
Daido Metal Co. Ltd.	8,700	44,015
Daiho Corp.	3,900	82,679
Daiichi Jitsugyo Co. Ltd.	1,000	34,086
Daikyonishikawa Corp.	9,000	45,364
Daiwa Industries Ltd.	9,000	78,272
Daiwabo Holdings Co. Ltd.	4,300	269,014
Denki Kogyo Co. Ltd.	800	18,778
Denyo Co. Ltd.	4,500	85,678
Digital Arts Inc.	3,700	225,595
Dip Corp.	8,600	188,993
Doutor Nichires Holdings Co. Ltd.	8,600	131,974
DTS Corp.	8,600	166,555
Eagle Industry Co. Ltd.	4,300	27,505
EDION Corp.	21,500	188,591
Ehime Bank Ltd. (The)	4,300	43,951
Elan Corp.	4,300	69,244
Elecom Co. Ltd.	4,500	178,847
Elematec Corp.	4,300	33,014
EM Systems Co. Ltd.	8,600	63,614
ESPEC Corp.	4,400	71,307
Exedy Corp.	8,600	140,338
FCC Co. Ltd.	8,600	124,173
Foster Electric Co. Ltd.	4,300	47,449
France Bed Holdings Co. Ltd.	4,300	35,466
Fuji Co. Ltd./Ehime	4,300	69,164
Fuji Pharma Co. Ltd.	4,300	46,685
Fujibo Holdings Inc.	4,400	119,078
Fujimori Kogyo Co. Ltd.	4,500	133,820
Fujio Food System Co. Ltd.	4,300	53,200
Future Corp.	4,400	58,634
G-7 Holdings Inc.	4,300	94,738
Gakken Holdings Co. Ltd.	1,600	26,439
Gecoss Corp.	4,600	37,640
Geo Holdings Corp.	8,800	116,445
Godo Steel Ltd.	4,300	82,393
Goldcrest Co. Ltd.	4,400	67,316
G-Tekt Corp.	4,500	46,584
GungHo Online Entertainment Inc.	9,680	151,625
Gurunavi Inc.	8,600	46,565
Hamakyorex Co. Ltd.	4,400	121,629
Heiwado Co. Ltd.	8,700	149,861
Hibiya Engineering Ltd.	4,500	77,935
Hisaka Works Ltd.	9,000	62,702
Hochiki Corp.	4,300	57,261
Hogy Medical Co. Ltd.	4,300	134,708
Hosiden Corp.	12,900	112,190
Hosokawa Micron Corp.	200	9,211

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ichikoh Industries Ltd.	8,600	$38,603
Icom Inc.	4,300	106,520
Inaba Denki Sangyo Co. Ltd.	9,600	206,660
Inabata & Co. Ltd.	12,900	145,485
Ines Corp.	4,900	65,343
Infocom Corp.	4,600	111,758
Infomart Corp.	48,100	337,354
IR Japan Holdings Ltd.	1,000	61,252
Ishihara Sangyo Kaisha Ltd.	9,000	54,538
Itochu Enex Co. Ltd.	17,200	128,676
Japan Aviation Electronics Industry Ltd.	12,900	170,335
Japan Cash Machine Co. Ltd.	4,300	22,317
Japan Medical Dynamic Marketing Inc.	4,300	63,454
Japan Pulp & Paper Co. Ltd.	1,400	47,131
Japan Wool Textile Co. Ltd. (The)	12,900	114,361
JCR Pharmaceuticals Co. Ltd.	4,400	426,689
JDC Corp.	8,600	42,383
Jeol Ltd.	8,600	258,559
JM Holdings Co. Ltd.	4,300	106,158
J-Oil Mills Inc.	3,300	126,834
Joshin Denki Co. Ltd.	4,500	88,414
JVCKenwood Corp.	43,000	69,566
K&O Energy Group Inc.	4,500	66,573
Kaga Electronics Co. Ltd.	4,500	82,859
Kamei Corp.	4,600	45,813
Kanamoto Co. Ltd.	8,600	168,968
Kanematsu Electronics Ltd.	4,200	143,947
Kanto Denka Kogyo Co. Ltd.	12,900	104,469
Kasai Kogyo Co. Ltd.	8,900	42,030
Keihanshin Building Co. Ltd.	8,600	112,994
Keihin Corp.	8,800	210,423
Kissei Pharmaceutical Co. Ltd.	4,300	102,941
KLab Inc.(c)	9,000	61,944
Koa Corp.	4,600	38,801
Koatsu Gas Kogyo Co. Ltd.	8,600	58,950
Kohnan Shoji Co. Ltd.	4,300	100,770
Kurabo Industries Ltd.	4,500	103,310
Kureha Corp.	4,300	176,327
Kyokuto Kaihatsu Kogyo Co. Ltd.	9,000	106,130
KYORIN Holdings Inc.	8,600	180,469
Makino Milling Machine Co. Ltd.	4,300	125,057
Mani Inc.	17,200	386,190
Marudai Food Co. Ltd.	4,300	79,056
Maruwa Co. Ltd./Aichi	1,400	100,547
Maruzen Showa Unyu Co. Ltd.	4,300	102,137
Marvelous Inc.	13,000	65,647
Matsuda Sangyo Co. Ltd.	4,300	53,280
Max Co. Ltd.	4,300	64,861
Maxell Holdings Ltd.	12,900	120,634
MCJ Co. Ltd.	17,200	115,487
Meidensha Corp.	8,600	135,432
Meisei Industrial Co. Ltd.	10,100	74,804
Menicon Co. Ltd.	5,000	219,760
Micronics Japan Co. Ltd.	4,700	38,282
Mimasu Semiconductor Industry Co. Ltd.	4,500	88,666
Mirai Corp.	430	147,375
Mitsubishi Estate Logistics REIT Investment Corp.	86	282,284
Mitsubishi Research Institute Inc.	800	27,269
Mitsuboshi Belting Ltd.	4,300	59,513
Mitsui Sugar Co. Ltd.	4,500	90,391

Security	Shares	Value

Japan (continued)
Mitsuuroko Group Holdings Co. Ltd.	8,600	$89,430
Mizuno Corp.	4,300	75,678
Mochida Pharmaceutical Co. Ltd.	4,800	188,526
Monogatari Corp. (The)	100	6,060
MTI Ltd.	4,300	22,277
Nagaileben Co. Ltd.	4,300	105,394
Nakayama Steel Works Ltd.	4,400	15,636
NEC Networks & System Integration Corp.	4,300	187,787
Nichiden Corp.	4,300	82,433
NichiiGakkan Co. Ltd.	8,600	87,822
Nikkiso Co. Ltd.	12,900	102,298
Nippon Flour Mills Co. Ltd.	12,900	204,475
Nippon Koei Co. Ltd.	4,300	125,258
Nippon Road Co. Ltd. (The)	700	42,811
Nippon Seiki Co. Ltd.	8,600	94,014
Nippon Signal Co. Ltd.	13,500	127,381
Nippon Soda Co. Ltd.	4,300	111,587
Nishio Rent All Co. Ltd.	4,400	91,839
Nisshin Oillio Group Ltd. (The)	4,300	142,147
Nissin Corp.	4,400	65,299
Nissin Electric Co. Ltd.	12,900	122,202
Nitto Boseki Co. Ltd.	4,600	222,397
Nitto Kohki Co. Ltd.	200	3,526
Noritake Co. Ltd./Nagoya Japan	4,300	142,348
Ohsho Food Service Corp.	4,300	232,422
Oiles Corp.	4,300	56,296
Okabe Co. Ltd.	8,600	61,121
Okinawa Electric Power Co. Inc. (The)	12,987	239,373
Okuwa Co. Ltd.	4,300	58,829
One REIT Inc.	43	95,180
Organo Corp.	1,700	91,570
Osaka Soda Co. Ltd.	4,500	103,142
Osaki Electric Co. Ltd.	13,000	63,459
OSJB Holdings Corp.	30,100	65,866
Oyo Corp.	8,700	103,650
Pack Corp. (The)	4,200	133,932
PAL GROUP Holdings Co. Ltd.	4,300	50,988
Paramount Bed Holdings Co. Ltd.	4,300	179,343
Press Kogyo Co. Ltd.	25,800	64,177
Proto Corp.	4,900	44,356
Raito Kogyo Co. Ltd.	12,900	162,856
Raiznext Corp.	9,100	101,522
Raysum Co. Ltd.	4,300	36,230
Riken Keiki Co. Ltd.	4,400	85,050
Riso Kagaku Corp.(c)	4,300	58,065
Riso Kyoiku Co. Ltd.	25,800	62,488
Rock Field Co. Ltd.	4,300	52,556
Ryobi Ltd.	4,600	54,975
Sac’s Bar Holdings Inc.	4,300	22,277
Saizeriya Co. Ltd.	8,600	173,230
Sakai Chemical Industry Co. Ltd.	4,500	76,378
SAMTY Co. Ltd.	8,600	113,476
San ju San Financial Group Inc.	4,300	61,845
San-Ai Oil Co. Ltd.	12,900	132,818
Sanyo Chemical Industries Ltd.	4,000	160,284
SB Technology Corp.	4,300	108,651
SBS Holdings Inc.	4,300	73,506
Seikagaku Corp.	8,800	87,889
Sekisui Jushi Corp.	4,300	88,465
Sekisui Plastics Co. Ltd.	4,400	24,935

4

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shin-Etsu Polymer Co. Ltd.	13,500	$106,803
Shinko Electric Industries Co. Ltd.	17,500	222,729
Shinnihon Corp.	8,700	63,052
Shizuoka Gas Co. Ltd.	12,900	116,532
Showa Corp.	13,100	276,370
Showa Sangyo Co. Ltd.	4,300	129,481
Sinfonia Technology Co. Ltd.	4,300	41,297
Sinko Industries Ltd.	4,400	58,263
Sintokogio Ltd.	12,900	90,234
SKY Perfect JSAT Holdings Inc.	38,700	147,294
St. Marc Holdings Co. Ltd.	4,400	74,187
Star Micronics Co. Ltd.	8,600	96,507
Sumitomo Densetsu Co. Ltd.	4,500	94,978
Sumitomo Mitsui Construction Co. Ltd.	43,040	180,314
Sun Frontier Fudousan Co. Ltd.	4,600	37,511
Taiho Kogyo Co. Ltd.	4,500	21,925
Taiyo Yuden Co. Ltd.	30,100	852,883
Takara Standard Co. Ltd.	8,600	127,872
Takasago International Corp.	4,300	91,883
Tama Home Co. Ltd.	4,300	50,666
Tamron Co. Ltd.	4,400	74,887
Tamura Corp.	17,500	72,988
Tatsuta Electric Wire and Cable Co. Ltd.	13,300	65,421
Tenma Corp.	4,300	62,529
TKC Corp.	4,300	215,131
Tocalo Co. Ltd.	17,200	172,265
Tokai Corp./Gifu	4,600	119,845
Tokai Rika Co. Ltd.	12,900	167,078
Tokyu Construction Co. Ltd.	17,200	90,556
Topre Corp.	9,000	106,298
Topy Industries Ltd.	4,500	53,317
Torii Pharmaceutical Co. Ltd.	3,900	108,537
Tosei Corp.	8,800	86,901
Toshiba TEC Corp.	8,600	283,088
Towa Pharmaceutical Co. Ltd.	8,600	178,056
Toyo Construction Co. Ltd.	23,300	94,782
TPR Co. Ltd.	4,500	53,233
TS Tech Co. Ltd.	8,600	234,352
Tsubakimoto Chain Co.	4,300	101,775
Tsurumi Manufacturing Co. Ltd.	4,500	79,703
Unipres Corp.	9,000	80,123
United Arrows Ltd.	4,300	68,440
Valqua Ltd.	4,400	73,981
Vision Inc./Tokyo Japan(c)	4,300	30,360
Vital KSK Holdings Inc.	13,500	137,102
Wakita & Co. Ltd.	12,900	120,393
Warabeya Nichiyo Holdings Co. Ltd.	4,500	66,110
World Co. Ltd.	4,300	51,269
Yahagi Construction Co. Ltd.	9,000	67,246
YAMABIKO Corp.	8,800	68,632
Yamazen Corp.	17,200	146,691
Yellow Hat Ltd.	9,000	126,077
Yodogawa Steel Works Ltd.	4,300	68,520
Yokowo Co. Ltd.	4,300	98,839
Yorozu Corp.	4,500	48,057
Yuasa Trading Co. Ltd.	4,500	122,752
Yurtec Corp.	8,700	49,547
ZERIA Pharmaceutical Co. Ltd.	4,300	84,082

		27,339,946

Security	Shares	Value

Netherlands — 4.9%
Arcadis NV(b)	18,045	$280,461
ASM International NV	10,711	1,178,455
ASR Nederland NV	34,765	934,817
BE Semiconductor Industries NV	18,834	774,821
Cementir Holding NV	10,377	63,536
Euronext NV(d)	13,892	1,165,538
ForFarmers NV	9,041	60,208
Kendrion NV(c)	3,441	41,307
NIBC Holding NV(d)	7,168	53,780
NSI NV	4,483	180,205
Signify NV(d)	31,484	641,927
Vastned Retail NV	2,798	51,364

		5,426,419

New Zealand — 0.2%
Air New Zealand Ltd.	137,903	114,432
Argosy Property Ltd.	212,592	139,028
Sky Network Television Ltd.(c)	95,030	16,416

		269,876

Norway — 0.3%
BW LPG Ltd.(d)	19,350	66,497
DNO ASA	159,022	72,466
Fjordkraft Holding ASA(d)	16,952	114,456
Selvaag Bolig ASA	11,530	47,893
Stolt-Nielsen Ltd.	4,673	40,010

		341,322

Singapore — 0.8%
Bumitama Agri Ltd.	43,000	12,982
First REIT	133,300	75,755
Frasers Centrepoint Trust	179,300	271,300
Lippo Malls Indonesia Retail Trust	477,300	49,164
Sabana Shari’ah Compliant Industrial REIT	202,100	46,659
Sasseur Real Estate Investment Trust	98,900	51,639
Sheng Siong Group Ltd.	159,100	167,272
SIIC Environment Holdings Ltd.	193,500	31,615
Starhill Global REIT	369,800	131,349

		837,735

Spain — 1.1%
Acciona SA	5,418	536,464
eDreams ODIGEO SA(c)	14,713	34,567
Faes Farma SA	72,505	317,262
Mediaset Espana Comunicacion SA	40,893	146,642
Miquel y Costas & Miquel SA	4,472	56,623
Talgo SA(c)(d)	21,207	102,668

		1,194,226

Sweden — 2.8%
AcadeMedia AB(d)	19,952	104,180
Arjo AB, Class B	54,266	270,019
Atrium Ljungberg AB, Class B	11,051	154,328
Bilia AB, Class A	19,849	133,821
BioGaia AB, Class B	4,090	198,277
Biotage AB	13,892	172,953
Bure Equity AB	11,782	217,131
Cellavision AB(c)	4,171	121,451
Clas Ohlson AB, Class B	9,073	79,470
Dios Fastigheter AB	22,274	137,514
Granges AB	18,753	139,008
Humana AB	7,353	31,242
Inwido AB	13,889	81,125
Kambi Group PLC(c)	5,504	74,384

5

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Klovern AB, Class B	114,208	$154,932
Lindab International AB	17,501	161,801
NetEnt AB	47,271	164,552
Nyfosa AB(c)	41,409	255,648
RaySearch Laboratories AB(b)(c)	6,278	48,143
Scandi Standard AB	11,051	72,865
Vitrolife AB	16,133	294,838

		3,067,682

Switzerland — 6.2%
ALSO Holding AG, Registered	1,600	329,565
APG SGA SA	345	63,413
Ascom Holding AG, Registered(c)	8,954	67,353
Bachem Holding AG, Class B, Registered	1,248	294,818
Belimo Holding AG	129	856,748
BKW AG	4,695	380,406
Burkhalter Holding AG	1,032	66,936
Feintool International Holding AG, Registered	397	19,456
Galenica AG(d)	11,613	830,832
Gurit Holding AG, Bearer	86	122,253
Huber + Suhner AG, Registered	3,744	240,122
Inficon Holding AG, Registered	420	283,293
Interroll Holding AG, Registered	172	326,838
Intershop Holding AG	261	134,266
Kardex AG, Registered	1,507	217,037
Landis+Gyr Group AG	5,461	368,914
LEM Holding SA, Registered	125	161,892
Orior AG	1,423	118,393
Rieter Holding AG, Registered	741	72,092
Sensirion Holding AG(b)(c)(d)	1,978	69,988
Siegfried Holding AG, Registered	953	435,448
Tecan Group AG, Registered	2,935	946,961
TX Group AG	645	42,971
Valora Holding AG, Registered(c)	817	145,937
Vetropack Holding AG, Bearer	50	147,645
Zehnder Group AG, Registered	1,937	75,862

		6,819,439

United Kingdom — 21.4%
888 Holdings PLC	90,473	164,787
AB Dynamics PLC	3,182	72,245
Advanced Medical Solutions Group PLC	48,381	148,902
AG Barr PLC	25,026	155,781
Aggreko PLC	64,123	371,246
Airtel Africa PLC(d)	182,750	92,666
Alliance Pharma PLC	103,201	98,280
Anglo Pacific Group PLC	42,806	85,418
Ashmore Group PLC	105,737	506,011
Bakkavor Group PLC(d)	34,228	30,178
Biffa PLC(d)	62,615	173,755
Big Yellow Group PLC	38,442	519,800
Bodycote PLC	46,655	343,380
Brewin Dolphin Holdings PLC	74,612	257,867
Card Factory PLC	76,970	40,388
Centamin PLC	287,431	565,036
Central Asia Metals PLC	39,693	72,497
CMC Markets PLC(d)	31,306	79,173
Craneware PLC(b)	4,902	118,716
CVS Group PLC	16,211	187,097
Daily Mail & General Trust PLC, Class A, NVS	38,829	346,267
De La Rue PLC	24,596	20,724

Security	Shares	Value

United Kingdom (continued)
Dialog Semiconductor PLC(c)	18,980	$597,678
Diploma PLC	27,708	602,879
Drax Group PLC	96,750	254,810
Dunelm Group PLC	25,004	290,315
EMIS Group PLC	12,825	169,533
EnQuest PLC(c)	357,986	51,837
Equiniti Group PLC(d)	89,793	194,128
Euromoney Institutional Investor PLC	27,282	283,900
Ferrexpo PLC	71,684	122,608
Firstgroup PLC(c)	304,381	256,658
Forterra PLC(d)	50,276	152,832
Frontier Developments PLC(c)	4,776	91,568
Games Workshop Group PLC	7,578	575,423
Go-Ahead Group PLC (The)	11,182	188,717
Greggs PLC	24,823	573,608
Gulf Keystone Petroleum Ltd.	61,238	61,562
Halfords Group PLC	53,366	72,698
Helical PLC	26,101	118,521
Hotel Chocolat Group PLC(b)	10,284	44,104
Howden Joinery Group PLC	148,866	986,180
Ibstock PLC(d)	101,269	257,515
IG Design Group PLC	11,266	74,747
IG Group Holdings PLC	90,472	861,012
International Personal Finance PLC	53,020	37,384
iomart Group PLC(b)	19,782	79,847
IWG PLC	166,711	500,469
John Laing Group PLC(d)	120,790	555,804
Jupiter Fund Management PLC	112,879	311,243
Kainos Group PLC	18,070	159,548
Keller Group PLC	17,331	134,442
LondonMetric Property PLC	175,416	429,689
Lookers PLC	77,667	24,589
Man Group PLC	376,164	632,949
Marshalls PLC	49,156	395,269
Mitchells & Butlers PLC(c)	47,454	106,185
Moneysupermarket.com Group PLC	132,317	530,068
Morgan Sindall Group PLC	9,675	156,694
NCC Group PLC	67,510	139,141
Numis Corp. PLC	18,365	61,618
Pagegroup PLC	81,109	384,674
Patisserie Holdings PLC(a)(c)	3,062	0	(e)
Pets at Home Group PLC	123,195	398,736
Photo-Me International PLC	72,461	42,775
Picton Property Income Ltd. (The)(c)	147,941	127,825
Playtech PLC	11,008	32,407
Plus500 Ltd.	26,499	417,974
Premier Foods PLC(c)	176,093	101,507
RDI REIT PLC	70,194	54,009
Redde Northgate PLC	60,352	136,721
Redrow PLC	57,031	331,769
Royal Mail PLC	220,719	463,543
RPS Group PLC	56,901	37,321
Sabre Insurance Group PLC(d)	58,055	206,502
Safestore Holdings PLC	51,644	468,365
Savills PLC	35,394	430,817
Schroder REIT Ltd.	130,685	61,238
Serica Energy PLC(c)	42,140	50,549
Softcat PLC	29,070	414,342
Spire Healthcare Group PLC(d)	69,128	84,230
Spirent Communications PLC	148,866	452,531

6

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Stagecoach Group PLC	102,211	$96,435
Standard Life Investment Property Income Trust Ltd.	100,721	91,345
Tate & Lyle PLC	116,071	1,042,705
Telecom Plus PLC	15,439	257,836
UK Commercial Property REIT Ltd.	192,002	163,473
Victrex PLC	21,027	529,387
Vistry Group PLC	50,012	509,708
Watkin Jones PLC	37,465	81,376
WH Smith PLC	26,619	420,706

		23,478,792

Total Common Stocks — 99.1% (Cost: $120,252,162)		108,900,381

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(b)	1,852	154,774
STO SE & Co. KGaA, Preference Shares, NVS	741	74,669

		229,443

Total Preferred Stocks — 0.2% (Cost: $208,267)		229,443

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(f)(g)(h)	2,127,712	2,130,053

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(f)(g)	33,000	$33,000

		2,163,053

Total Short-Term Investments — 2.0% (Cost: $2,161,544)		2,163,053

Total Investments in Securities — 101.3% (Cost: $122,621,973)		111,292,877

Other Assets, Less Liabilities — (1.3)%		(1,382,914)

Net Assets — 100.0%		$109,909,963

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,505,246	622,466	2,127,712	$2,130,053	$26,440	(b)	$(705)	$1,118
BlackRock Cash Funds: Treasury, SL Agency Shares	25,000	8,000	33,000	33,000	540		—	—

				$2,163,053	$26,980		$(705)	$1,118

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	12	06/19/20	$379	$25,626
FTSE 100 Index	4	06/19/20	297	15,661

				$41,287

7

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$104,503,722	$4,085,772	$310,887	$108,900,381
Preferred Stocks	229,443	—	—	229,443
Money Market Funds	2,163,053	—	—	2,163,053

	$106,896,218	$4,085,772	$310,887	$111,292,877

Derivative financial instruments(a)
Assets
Futures Contracts	$41,287	$—	$—	$41,287

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

8